POST-EMPLOYMENT OBLIGATIONS (Details 7) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	R$ 1,343
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	1,119
Health plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	220
Dental plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	R$ 4